Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Total	$ 1,177,763	$ 1,360,224
General installations [Member]
Schedule of Property and Equipment [Line Items]
Total	717,210	873,406
Office and Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Total	225,272	212,159
Furniture & fixtures [Member]
Schedule of Property and Equipment [Line Items]
Total	$ 235,281	$ 274,659